UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Fund:	Legg Mason Growth Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 9/30/2007

Item 1 – Schedule of Investments

10        Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 96.1%
Consumer Discretionary — 12.5%
Internet and Catalog Retail — 8.1%
Amazon.com Inc.	800	$74,520	A
Expedia Inc.	840	26,779	A

		101,299

Media — 4.4%
XM Satellite Radio Holdings Inc.	3,900	55,263	A

Financials — 14.1%
Capital Markets — 4.8%
E*Trade Financial Corp.	1,950	25,467	A
The Goldman Sachs Group Inc.	160	34,679

		60,146

Diversified Financial Services — 4.5%
Citigroup Inc.	1,200	56,004

Insurance — 4.8%
American International Group Inc.	900	60,885

Industrials — 25.1%
Air Freight and Logistics — 2.5%
FedEx Corp.	300	31,425

Construction and Engineering — 13.7%
Fluor Corp.	360	51,833
Foster Wheeler Ltd.	300	39,384	A
Quanta Services Inc.	1,300	34,385	A
The Shaw Group Inc.	800	46,480	A

		172,082

Electrical Equipment — 2.0%
SunPower Corp.	310	25,666	A

Quarterly Report to Shareholders         11

	Shares/Par	Value
Industrials — Continued
Industrial Conglomerates — 4.7%
General Electric Co.	1,425	$58,995

Machinery — 2.2%
Caterpillar Inc.	350	27,450

Information Technology — 44.4%
Communications Equipment — 13.8%
Cisco Systems Inc.	790	26,157	A
Nokia Oyj — ADR	2,250	85,343
QUALCOMM Inc.	1,450	61,277

		172,777

Electronic Equipment and Instruments — 3.2%
Jabil Circuit Inc.	1,750	39,970

Internet Software and Services — 17.2%
eBay Inc.	1,700	66,334	A
Google Inc.	90	51,054	A
Yahoo! Inc.	3,700	99,308	A

		216,696

Semiconductors and Semiconductor Equipment — 3.2%
Texas Instruments Inc.	1,100	40,249

Software — 7.0%
Electronic Arts Inc. (EA)	820	45,912	A
NAVTEQ Corp.	541	42,191	A

		88,103

Total Common Stocks and Equity Interests
(Cost — $890,298)		1,207,010

12        Quarterly Report to Shareholders

Portfolio of Investments—Continued

Legg Mason Growth Trust, Inc.—Continued

	Shares/Par	Value
Repurchase Agreements — 3.8%

Bank of America
4.75%, dated 9/28/07, to be repurchased at $23,940 on 10/1/07 (Collateral: $23,730 Fannie Mae notes, 4.875%, due 5/18/12, value $ 24,359)	$23,930	$23,930

Goldmans Sachs Group Inc.
5%, dated 9/28/07, to be repurchased at $23,940 on 10/1/07 (Collateral: $24,718 Fannie Mae mortgage-backed securities, 5.500%, due 2/1/35, value $ 24,387)	23,930	23,930

Total Repurchase Agreements (Cost — $ 47,860)		47,860

Total Investments — 99.9% (Cost — $ 938,158)B		1,254,870
Other Assets Less Liabilities — 0.1%		736

Net Assets — 100.0%		$1,255,606

Net Asset Value Per Share :
Primary Class		$36.21

Class R		$37.17

Financial Intermediary Class		$37.26

Institutional Class		$37.65

A       Non-income producing.

B       Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation		$340,780
Gross unrealized depreciation		(24,068)

Net unrealized appreciation		$316,712

ADR — American Depository Receipt

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date:	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date:	November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.

Date:	November 20, 2007